Income Taxes (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Feb. 22, 2008	Dec. 31, 2015 USD ($) jurisdiction $ / shares	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Number of taxable jurisdictions | jurisdiction			2
Components of loss before income taxes
Income (Loss) before income tax expenses			$ 36,780	$ (64,340)	[1]	$ (40,664)	[1]
Loss from non-China operations			(28,016)	(54,073)		(13,341)
Income (Loss) from China operations			64,796	(10,267)		(27,323)
Income tax expenses applicable to China operations			$ 2,591	$ 1,128	[1]	$ 271	[1]
Effective tax rate for China operations (as a percent)			4.00%	(11.00%)		(1.00%)
Loss from the change in fair value of investor option liability	[1],[2]			$ 46,972		$ (21,064)
Income tax rate (as a percent)			25.00%	25.00%		25.00%
Net operating loss carryforwards			$ 160,500	$ 169,300
Composition of income tax expenses for China operations
Deferred tax expenses (benefits)			(977)	866		$ 271
Current income tax expenses			3,568	262
Income tax expenses			$ 2,591	$ 1,128	[1]	$ 271	[1]
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)			25.00%	25.00%		25.00%
Effect on tax holiday (as a percent)			(24.20%)
Permanent differences (as a percent)			0.50%	2.20%		0.50%
Change in valuation allowance (as a percent)			2.70%	(38.20%)		(26.50%)
Effective tax rate for China operations (as a percent)			4.00%	(11.00%)		(1.00%)
Deferred tax assets:
Net operating loss carry forwards			$ 41,604	$ 42,347
Less: valuation allowance			(41,604)	(42,347)
Depreciation, accounts receivable, accrued and other liabilities			4,550	8,386
Less: valuation allowance			(3,057)	(8,355)
Net deferred tax assets			1,493	31
Deferred tax liabilities:
Acquired intangible assets			477	873
Depreciation			295
Others			566
Total deferred tax liabilities			$ 1,338	873
Historical rate for valuing deferred tax assets (as a percent)			25.00%
Weibo Technology
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Effect of tax exemption			$ 15,700
Effect of tax exemption on basic net income per share (USD per share) | $ / shares			$ 0.08
Non- China
Components of loss before income taxes
Loss from the change in fair value of investor option liability				$ 47,000
Hong Kong
Components of loss before income taxes
Income tax rate (as a percent)			16.50%
Net operating loss carryforwards			$ 1,200
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)			16.50%
China
Components of loss before income taxes
Income tax rate (as a percent)			25.00%	25.00%		25.00%		25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)			10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong			5.00%
Percentage of ownership interests held by foreign investors			25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong			5.00%
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)			25.00%	25.00%		25.00%		25.00%	25.00%	25.00%	25.00%	25.00%
China | Software enterprise
Components of loss before income taxes
Period of incomel tax exemption		2 years
Reduction in preferential tax rate (as a percent)		50.00%
Preferential statutory rate (as a percent)		12.50%
Period of reduced preferential income tax rate		3 years

[1]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).